Description of Business and Basis of Presentation (Tables)	3 Months Ended
Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Error Corrections and Prior Period Adjustments	The following tables summarize the effect of the correction to selected line items in previously issued financial statements for the quarter ended March 31, 2021 (in thousands):
Revised Condensed Balance Sheet Line Items

	As of March 31, 2021
	As Previously Reported	Adjustment	As Revised
Assets
Prepaid expenses and other current assets	$1,293	$315	$1,608
Total current assets	69,130	315	69,445
Operating lease right-of-use assets	4,429	(3,254)	1,175
Other long term assets	4,129	(315)	3,814
Total assets	79,402	(3,254)	76,148
Liabilities, Redeemable Convertible Preferred Stock and Stockholders’ Deficit
Current portion of operating lease liability	1,670	(395)	1,275
Total current liabilities	4,920	(395)	4,525
Operating lease liability, net of current portion	2,859	(2,859)	—
Total liabilities	7,779	(3,254)	4,525
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	79,402	(3,254)	76,148
Revised Condensed Statement of Cash Flows Line Item

	Three Months Ended March 31, 2021
	As Previously Reported	Adjustment	As Revised
Supplemental cash flow information on non-cash activities
Modification to reduce right-of-use assets and lease liability	$—	$3,254	$3,254
Revised Footnote Disclosure Line Items
Other Long Term Assets

	As of March 31, 2021
	As Previously Reported	Adjustment	As Revised
Deposits	$315	$(315)	$—
Commitments and Contingencies
Future principal contractual obligations for operating lease commitments as of March 31, 2021

	As of March 31, 2021
	As Previously Reported	Adjustment	As Revised
Year Ended December 31,
2021	$2,413	$(141)	$2,272
2022	1,988	(1,988)	—
2023	1,525	(1,525)	—
Total operating lease payments	5,926	(3,654)	2,272
Less: Imputed interest	(440)	400	(40)
Total operating lease liabilities	$5,486	$(3,254)	$2,232